Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We have the following practices regarding equity compensation grants:
•	Annual equity incentive awards are granted by the HCC Committee and/or our Board generally in the first half of the fiscal year, at a meeting typically scheduled over a year in advance.
•
Occasionally, the HCC Committee and/or our Board may also grant equity awards outside of our annual grant cycle, including for new hires or other special circumstances. The timing of any equity grants to executive officers in connection with any such new hires or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s date of commencement of employment).

•
We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have never had a practice of doing so. We do not time the release of MNPI for the purpose of affecting the value of executive compensation.

•
We do not currently grant stock options, stock appreciation rights or any similar awards with “option-like” features and therefore we have not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI of the Company.

Award Timing Method
•	Annual equity incentive awards are granted by the HCC Committee and/or our Board generally in the first half of the fiscal year, at a meeting typically scheduled over a year in advance.
•
Occasionally, the HCC Committee and/or our Board may also grant equity awards outside of our annual grant cycle, including for new hires or other special circumstances. The timing of any equity grants to executive officers in connection with any such new hires or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s date of commencement of employment).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
•
We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have never had a practice of doing so. We do not time the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false